TRADE ACCOUNTS AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
TRADE ACCOUNTS AND NOTES PAYABLE
Schedule of trade accounts and notes payable

	December 31,
	2024	2023
Trade accounts payable	12,557	11,236
Notes payable	54	61
Total	12,611	11,297